Consolidated Balance Sheets (Ensysce Biosciences, Inc.) (Parenthetical) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Outstanding		0	0	0
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		100,000,000	100,000,000	100,000,000
Ensysce Biosciences, Inc [Member]
Preferred Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,500,000			1,500,000
Preferred Stock, Shares Outstanding	0		0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	150,000,000		150,000,000
Common Stock, Shares, Issued	24,275,541		15,768,725	15,768,725